Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Income from operations	$ 59,423	$ 33,161	$ 150,709	$ 82,456
Ireland
Segment Reporting Information [Line Items]
Income from operations	44,022	20,105	98,892	44,948
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	1,121	(294)	15,492	7,023
United States
Segment Reporting Information [Line Items]
Income from operations	10,871	11,135	27,211	24,412
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 3,409	$ 2,215	$ 9,114	$ 6,073